Revenues	6 Months Ended
Jun. 30, 2024
Reveunes [Abstract]
REVENUES

NOTE 8- REVENUES

The Company recognizes revenue from contracts with customers for the development and manufacturing of pharmaceutical products (CDMO services).

Under these contracts, the Company typically provides a combination of the following services:

●	Manufacturing services: The Company utilizes its facilities and equipment to produce pharmaceutical products according to customer specifications. The customer typically owns and supplies the active pharmaceutical ingredient (API) and other raw materials.

●	Quality assurance and control: The Company implements quality assurance standards via its quality management system to ensure product compliance with regulatory requirements and provides quality control testing required for such compliance, including sterilization services.

●	Method development: The Company develops or optimizes manufacturing processes and analytical methods that are required to meet customer product specifications.

The Company recognizes revenues throughout the service period in accordance with the contracts.